Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities
Interest payments on financial liabilities		€ (4,772)	€ (2,460)	€ (998)
Lease payments		(7,925)	(4,059)	(5,425)
Change in Cash Flow		(12,697)	(6,519)	(6,423)
Net debt at beginning of period	€ 57,672	22,007	14,147
Additions (Disposals)	(25,375)	26,686	439
Interest expenses	4,772	2,460	998
Total change in liabilities	(20,603)	29,146	1,437
Net debt at end of period	49,765	57,672	22,007	14,147
Liabilities to banks.
Disclosure of reconciliation of liabilities arising from financing activities
Interest payments on financial liabilities		(1,856)	(43)	(386)
Change in Cash Flow		(1,856)	(43)	(386)
Additions (Disposals)	(3,712)	(86)	(772)
Interest expenses	1,856	43	386
Total change in liabilities	(1,856)	(43)	(386)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Interest payments on financial liabilities		(2,916)	(2,416)	(612)
Lease payments		(7,925)	(4,059)	(5,425)
Change in Cash Flow		(10,841)	(6,475)	(6,037)
Net debt at beginning of period	57,672	22,007	14,147
Additions (Disposals)	(21,663)	26,772	1,211
Interest expenses	2,916	2,417	612
Total change in liabilities	(18,747)	29,189	1,823
Net debt at end of period	€ 49,765	€ 57,672	€ 22,007	€ 14,147